Earnings per share (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Earnings per share
Profit attributable to the equity shareholders of the Company	¥ 1,248,405	¥ 1,205,045	¥ 2,617,560	¥ 1,768,926
Less: Allocation of undistributed earnings to holders of unvested restricted shares				(424)
Profit used to determine basic earnings per share	¥ 1,248,405	¥ 1,205,045	¥ 2,617,560	¥ 1,768,502